S-K 1603(c) Fiduciary Duties to Other Companies	Oct. 26, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	JATT’s officers and directors have additional fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity, which are set forth in more detail in the section entitled “Information about JATT — Conflicts of Interest”. We believe there were no such opportunities that were not presented to JATT for a potential business combination as a result of the existing fiduciary or contractual obligations of our officers and directors to other entities. The JATT Board was aware of and considered these interests, among other matters, in evaluating and negotiating the Business Combination and Business Combination Agreement and in recommending to our shareholders that they vote in favor of the Shareholder Proposals presented at the Extraordinary General Meeting, including the Business Combination Proposal. JATT shareholders should take these interests into account in deciding whether to approve the Shareholder Proposals presented at the Extraordinary General Meeting, including the Business Combination Proposal.